SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RESTATEMENT OF THE FINANCIAL STATEMENTS, CONSOLIDATED STATEMENT OF OPERATIONS (Details) ₫ in Millions	6 Months Ended						12 Months Ended
	Jun. 30, 2024 VND (₫)		Jun. 30, 2024 USD ($)		Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues	₫ 15,196,102		$ 626,385,078		₫ 9,913,126	[1]	₫ 27,903,869	[2]	$ 1,169,189,181	[2]	₫ 14,965,591	[2]	₫ 16,028,182	[2]
Cost of sales	(24,461,460)		(1,008,304,204)		(16,667,554)	[1]	(41,233,957)		(1,727,728,023)		(27,232,496)		(25,283,958)
Gross loss	(9,265,358)		(381,919,126)		(6,754,428)	[1]	(13,330,088)		(558,538,842)		(12,266,905)		(9,255,776)
Selling and distribution costs	(3,236,184)		(133,395,878)		(2,569,764)	[1]	(5,661,145)		(237,205,439)		(5,213,739)		(2,203,839)
Operating loss	(23,425,676)		(965,609,068)		(20,796,421)	[1]	(40,411,066)		(1,693,248,387)		(42,256,364)		(27,067,401)
Loss before income tax expense	(33,470,822)		(1,379,671,146)		(27,813,920)	[1]	(57,340,446)		(2,402,599,765)		(48,902,132)		(32,009,724)
Net loss for the period	(33,508,194)		(1,381,211,624)		(27,773,382)	[1]	(57,429,578)		(2,406,334,451)		(49,848,870)		(32,218,961)
Net loss attributable to non-controlling interests	(45,686)		(1,883,182)		(51,222)	[1]	(74,765)		(3,132,699)		(65,075)		(35,234)
Net loss attributable to controlling interest	(33,462,508)		(1,379,328,442)		(27,722,160)	[1]	(57,354,813)		(2,403,201,751)		(49,783,795)		(32,183,727)
Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues	13,452,915		554,530,709		9,013,462	[1]	25,418,184		1,065,037,459		12,391,500		13,898,621
Cost of sales, excluding leasing activities	₫ (22,657,414)	[3]	$ (933,941,220)	[3]	(15,659,168)	[1],[3]	(38,448,507)		(1,611,015,964)		(24,660,149)		₫ (23,326,953)
Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues							27,903,869		1,169,189,181
Cost of sales							(41,233,957)		(1,727,728,023)
Gross loss							(13,330,088)		(558,538,842)
Selling and distribution costs							(5,661,145)		(237,205,439)
Operating loss							(40,411,066)		(1,693,248,387)
Loss before income tax expense							(57,340,446)		(2,402,599,765)
Net loss for the period							(57,429,578)		(2,406,334,451)
Net loss attributable to non-controlling interests							(74,765)		(3,132,699)
Net loss attributable to controlling interest							(57,354,813)		(2,403,201,751)
Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues							25,418,184		1,065,037,459
Cost of sales, excluding leasing activities							(38,448,507)		(1,611,015,964)
As previously reported
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					9,924,157
Cost of sales					(16,447,549)
Gross loss					(6,523,392)
Selling and distribution costs					(2,569,141)
Operating loss					(20,372,696)
Loss before income tax expense					(26,683,053)
Net loss for the period					(26,656,027)		(57,429,578)		$ (2,406,334,451)		₫ (49,848,870)
Net loss attributable to non-controlling interests					(49,338)
Net loss attributable to controlling interest					(26,606,689)
As previously reported | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					9,024,493
Cost of sales, excluding leasing activities					(15,439,163)
As previously reported | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues							28,712,051
Cost of sales							(41,938,825)
Gross loss							(13,226,774)
Selling and distribution costs							(5,806,552)
Operating loss							(40,453,159)
Loss before income tax expense							(57,382,539)
Net loss for the period							(57,471,671)
Net loss attributable to non-controlling interests							(74,807)
Net loss attributable to controlling interest							(57,396,864)
As previously reported | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues							26,226,366
Cost of sales, excluding leasing activities							(39,153,375)
Restatement adjustments
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					(11,031)
Cost of sales					(220,005)
Gross loss					(231,036)
Selling and distribution costs					(623)
Operating loss					(423,725)
Loss before income tax expense					(1,130,867)
Net loss for the period					(1,117,355)
Net loss attributable to non-controlling interests					(1,884)
Net loss attributable to controlling interest					(1,115,471)
Restatement adjustments | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues					(11,031)
Cost of sales, excluding leasing activities					₫ (220,005)
Restatement adjustments | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues							(808,182)
Cost of sales							704,868
Gross loss							(103,314)
Selling and distribution costs							145,407
Operating loss							42,093
Loss before income tax expense							42,093
Net loss for the period							42,093
Net loss attributable to non-controlling interests							42
Net loss attributable to controlling interest							42,051
Restatement adjustments | Errors relating to recognition of revenue from sale of vehicles on the bill-and-hold basis | Vehicles
RESTATEMENT OF THE FINANCIAL STATEMENTS
Revenues							(808,182)
Cost of sales, excluding leasing activities							₫ 704,868

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.
[3]	Including sales to related parties in six months ended June 30, 2023 and 2024 of VND5,833,858 million and VND7,805,293 million (USD321.7 million), respectively.